Current and long-term debt - 2020 CMBFL lease financing (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2020 USD ($) tanker	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2023 USD ($)	Jul. 31, 2023	Jan. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,588,290	$ 1,436,224
Principal repayments recognized in consolidated cash flow statements			$ 516,127	$ 79,502	$ 56,729
Purchase option fees						$ 1,700		$ 1,200
2020 CMBFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 45,400
Sale leaseback transaction, term		7 years
Principal repayments recognized in consolidated cash flow statements	$ 36,500
Purchase option fees	$ 400
Borrowings, bareboat charter term		7 years
2020 CMBFL Lease Financing | Vessels | MR | STI Leblon and STI Bosphorus
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		2
2020 CMBFL Lease Financing | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis							3.20%